financial instruments - Contract assets (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Credit risk
Contract assets	$ 837	$ 850	$ 1,238
Cost/Gross amount
Credit risk
Contract assets	873	892
Allowance for doubtful accounts
Credit risk
Contract assets	(36)	(42)
The 12-month period ending one year hence
Credit risk
Contract assets	571	582
The 12-month period ending one year hence | Cost/Gross amount
Credit risk
Contract assets	595	611
The 12-month period ending one year hence | Allowance for doubtful accounts
Credit risk
Contract assets	(24)	(29)
The 12-month period ending two years hence
Credit risk
Contract assets	248	253
The 12-month period ending two years hence | Cost/Gross amount
Credit risk
Contract assets	259	265
The 12-month period ending two years hence | Allowance for doubtful accounts
Credit risk
Contract assets	(11)	(12)
Thereafter
Credit risk
Contract assets	18	15
Thereafter | Cost/Gross amount
Credit risk
Contract assets	19	16
Thereafter | Allowance for doubtful accounts
Credit risk
Contract assets	$ (1)	$ (1)